Note 11 - Loss Per Common Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Loss Per Common Share:

All shares issued are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted earnings per share for the years ended
December 2017,
2018
and
2019
are as follows:

	Year Ended December 31,
	2017	2018	2019
Income:
Net loss attributable to common shareholders	(13,404)	(11,134)	(30,985)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	53,169	909,072	2,927,608
Loss per share, basic and diluted	(251)	(12.20)	(10.58)

For the years ended
December 31, 2017,
2018
and
2019
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.